Stock Based Compensation (Details) (USD $)	0 Months Ended			12 Months Ended			3 Months Ended
	Dec. 12, 2014	Dec. 12, 2013	Dec. 12, 2012	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012	Mar. 31, 2012 item
Manager's employees
Stockholders' equity
Vesting period				0 years
Contractual obligation for any stock to be granted				$ 0
Shares granted	115,185	16,066	35,101
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses	600,000	100,000	100,000
Directors
Stockholders' equity
Number of directors who elected to receive their compensation in shares					0
Directors | 2012 Stock Grants
Stockholders' equity
Shares granted				0	0	13,613
Amount reported in Additional Paid-in Capital				$ 0	0.0000	$ 50,000
First director receiving 50% of compensation in shares
Stockholders' equity
Number of directors who elected to receive their compensation in shares						1
Percentage of compensation elected to be received in shares						50.00%
Second director receiving 100% of compensation in shares
Stockholders' equity
Number of directors who elected to receive their compensation in shares							1
Percentage of compensation elected to be received in shares							100.00%